Significant accounting policies - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Franco-Nevada U.S. Corporation
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada GLW Holdings Corp.
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada Canada Holdings Corp
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada (Barbados) Corporation
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada Australia Pty Ltd
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada Delaware LLC
Subsidiaries
Economic Interests (as a percent)	100.00%
Franco-Nevada Texas LP
Subsidiaries
Economic Interests (as a percent)	100.00%
Minera Global Copper Chile S.A.
Subsidiaries
Economic Interests (as a percent)	100.00%
FN Subco Inc.
Subsidiaries
Economic Interests (as a percent)	100.00%
FN Holdings ULC
Subsidiaries
Economic Interests (as a percent)	100.00%
The Mineral Resource Company II, LLC
Subsidiaries
Economic Interests (as a percent)	49.90%
Funding basis (as a percent)	80.00%